UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for calendar year or quarter ended:						30-Jun-10

Check here if Amended [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
			[  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:	   First Bank & Trust
Address:	   P. O. Box 1347 - Trust Division
	"   Sioux Falls, SD 57101-1347 "

13F File Number:  028-10880

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true correct and complete, and" "that is is understood that all required items, statements," "schedules, lists and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Karla Hasche
Title:  Trust Operations Officer
Phone:  (605) 978-1129

Signature		Place			and Date of Signing

Karla Hasche		First Bank & Trust				12-Jul-10

Report Type (Check only one.)

[ X ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:					0

Form 13F Information Table Entry Total:					27

Form 13F Information Table Value Total:					2026

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect
"to which this report is filed, other than the manager filing this" report.

NONE